STOCK INCENTIVE PLAN (Details Narrative) - USD ($)						1 Months Ended				3 Months Ended		12 Months Ended
	Dec. 09, 2022	Sep. 08, 2021	Sep. 02, 2021	Aug. 02, 2021	Sep. 04, 2020	Aug. 22, 2022	Aug. 17, 2021	May 20, 2021	May 29, 2015	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	May 01, 2020
Stock available for issuance										8,094,046	9,806,000	739,285	9,806,000
Share-based Payment Arrangement, Expense										$ 103,822	$ 188,917	$ 1,107,494	$ 1,143,730
Option granted purchase shares	900,000					13,500,000
Exercise price	$ 0.10					$ 0.052
Stock option vesting description						5,750,000 vesting immediately and the balance vesting between six months and a year from issuance
Fair value of the Option	$ 0.04													$ 0.13
Dividend yield	0.00%
Expected volatility	227.00%
Risk-free interest rate	3.03%
Expected life	9 years 10 months 24 days
2015 Stock Incentive Plan [Member]
Common stock issued under registration statement on Form S-8									10,000,000
Increase of issuance shares								20,000,000
Bijan Pedram [Member]
Option granted purchase shares				100,000
Stock option vesting description				25% of the Option shares will be vested upon the one anniversary of the vesting commencement day and the balance of the option shares will be vested of thirty-six (36) successive equal monthly in the first anniversary of the vesting commencement day
Purchase price of stock option				$ 0.67
Jeft Busby [Member]
Option granted purchase shares							1,000,000
Stock option vesting description							25% of the Option shares will be vested upon the three anniversary of the vesting commencement day and 25% of the Option shares will be vested upon the four anniversaries of the vesting commencement day
Purchase price of stock option							$ 0.60
Laura M. Periman [Member]
Option granted purchase shares			100,000
Stock option vesting description			50% of the Option shares will be vested upon the one anniversary of the vesting commencement day and 50% of the Option shares will be vested upon the two anniversaries of the vesting commencement day
Purchase price of stock option			$ 0.64
Kelly K. Nichols [Member]
Option granted purchase shares					100,000
Stock option vesting description					50% of the Option shares will be vested upon the one anniversary of the vesting commencement day and 50%
Purchase price of stock option					$ 0.62
Joseph Tauber [Member]
Option granted purchase shares		1,000,000
Stock option vesting description		25% of the Option shares will be vested upon the three anniversary of the vesting commencement day and 25% of the Option shares will be vested upon the four anniversaries of the vesting commencement day
Purchase price of stock option		$ 0.622